FAIR VALUE MEASUREMENTS - Recurring Basis (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Investments held in Trust Account - money market funds	$ 282,284,619	$ 278,022,397
Derivative warrant liabilities	472,512	$ 13,340,717
Level 1 | Recurring
FAIR VALUE MEASUREMENTS
Investments held in Trust Account - money market funds	282,284,619
Total Fair Value	282,375,745
Level 1 | Recurring | Public Warrants
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities	91,126
Level 3 | Recurring
FAIR VALUE MEASUREMENTS
Total Fair Value	381,386
Level 3 | Recurring | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities	$ 381,386